Valuation and Qualifying Accounts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	€ 215	€ 249	€ 363
Addition charged to earnings	40	5	30
Amounts written off and other changes	(37)	(40)	(152)
Currency translation	(5)	1	8
Ending balance	213	215	249
Mortgages [member]
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	40	56
Ending balance	48	40	56
Other loans [member]
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	97	86
Ending balance	116	97	86
Receivables [member]
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	79	107
Ending balance	€ 48	€ 79	€ 107